General	6 Months Ended
Jun. 30, 2025
General
General

1.	General

MasterBeef Group (the “Company”, and together with its subsidiaries, the “Group”) is a limited liability company incorporated on May 5, 2022 in Cayman Islands. The Company is listed on Nasdaq since April 10, 2025. The principal activity of the Company is investment holding. The principal activity of the Company is investment holding. The principal activities of the subsidiaries (together with the Company, collectively referred to as the “Group”) are:

Information about subsidiaries

Details of the Company’s subsidiaries are as follows:

Name	Place of incorporation/ operation	Percentage of issued capital held		Principal activities
		June 30, 2025	December 31, 2024

Masterbeef Limited	British Virgin Islands	100	100	Provision of investment holding

Tak Moon Holdings Limited	Hong Kong	100	100	Provision of investment holding

Luk Koon Limited	Hong Kong	100	100	Provision of catering services

Taiwanese Hotpot Limited	Hong Kong	100	100	Provision of catering services

Master Beef Hotpot Limited	Hong Kong	100	100	Provision of catering services

Able Force Limited	Hong Kong	100	100	Provision of catering services

Amazing Hotpot Limited	Hong Kong	100	100	Provision of catering services

All You Can Eat Hotpot Limited	Hong Kong	100	100	Provision of catering services

People Mountain People Sea Hotpot Limited	Hong Kong	100	100	Provision of catering services

Mrs Beef Taiwanese Hotpot Limited	Hong Kong	100	100	Provision of catering services

Mrs Beef Limited	Hong Kong	100	100	Provision of catering services

Mrs Beef Hotpot Limited *α	Hong Kong	-	100	Provision of catering services

Zone Corporation Limited *	Hong Kong	100	100	Provision of catering services

Sharp Harbour Limited *	Hong Kong	100	100	Provision of catering services

Anping Grill Limited	British Virgin Islands	100	100	Provision of investment holding

MasterBeef Group and its subsidiaries

Notes to the Unaudited Interim Condensed Consolidated Financial Statements (Continued)

For the six-month ended June 30, 2025 and 2024

1.	General (continued)

Information about subsidiaries (Continued)

Name	Place of incorporation/ operation	Percentage of issued capital held		Principal activities
		June 30, 2025	December 31, 2024

Anping Grill (HK) Limited	Hong Kong	100	100	Provision of catering services

Taiwanese Barbecue Limited	Hong Kong	100	100	Provision of catering services

All You Can Eat Grill Limited	Hong Kong	100	100	Provision of catering services

Cool Sky Limited	Hong Kong	100	100	Provision of catering services

Taiwanese All You Can Eat Limited *^	Hong Kong	100	100	Provision of catering services

Wide Fame Limited *	Hong Kong	100	100	Provision of catering services

Chubby Bento Limited #	British Virgin Islands	-	-	Provision of investment holding

Chubby Bento (HK) Limited #	Hong Kong	-	-	Provision of investment holding

All You Can Eat Limited #	Hong Kong	-	-	Provision of catering services

Taiwanese Bento Limited #	Hong Kong	-	-	Provision of catering services

Total Rise Corporation Limited #	Hong Kong	-	-	Provision of catering services

Able Castle Corporation Limited #!	Hong Kong	-	-	Provision of catering services

Beauti-Linkage Limited #!	Hong Kong	-	-	Provision of catering services

Glory Zone Corporation Limited *#!	Hong Kong	-	-	Provision of catering services

Bao Pot Taiwanese Claypot Limited #	British Virgin Islands	-	-	Provision of investment holding

Bao Pot Taiwanese Claypot (HK) Limited #	Hong Kong	-	-	Provision of investment holding

Taiwanese Claypot Limited #	Hong Kong	-	-	Provision of catering services

General’s Feast Limited ^	British Virgin Islands	100	100	Provision of investment holding

MasterBeef Group and its subsidiaries

Notes to the Unaudited Interim Condensed Consolidated Financial Statements (Continued)

For the six-month ended June 30, 2025 and 2024

1.	General (continued)

Information about subsidiaries (Continued)

Name	Place of incorporation/ operation	Percentage of issued capital held		Principal activities
		June 30, 2025	December 31, 2024

Generals Feast (HK) Limited ^	Hong Kong	100	100	Provision of investment holding

Tak Moon Food Supplies (BVI) Limited	British Virgin Islands	100	100	Provision of investment holding

Tak Moon Food Supplies Limited	Hong Kong	100	100	Provision of food supply

Tak Mei Food Supplies Limited	Taiwan	100	100	Provision of food supply

Taiwanese Sweeties Limited	British Virgin Islands	100	100	Provision of investment holding

Taiwanese Sweeties (HK) Limited	Hong Kong	100	100	Provision of catering services

House of Talent (BVI) Limited	British Virgin Islands	100	100	Provision of investment holding

House of Talent Limited	Hong Kong	100	100	Provision of human resource management services

*	The entities have yet to commence its business.
#	The entities were disposed of on May 14, 2024.
α	The entity was disposed of on June 23, 2025
^	The entities were incorporated in 2024.
!	The entities were bought in 2024.